Portfolio of Investments
Columbia Global Equity Value Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Canada 1.2%
Yamana Gold, Inc.	1,379,350	7,393,316
China 0.8%
Tencent Holdings Ltd.	94,700	5,128,561
Finland 1.4%
UPM-Kymmene OYJ	296,785	8,563,370
France 3.6%
Aperam SA	185,016	5,091,236
AXA SA	574,758	10,546,187
BNP Paribas SA(a)	175,061	6,299,646
Total		21,937,069
Ireland 1.0%
Trane Technologies PLC	69,715	6,288,990
Israel 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.(a)	3,675,822	3,162,345
Japan 8.8%
ITOCHU Corp.	533,500	11,472,646
Nippon Telegraph & Telephone Corp.	480,900	10,945,855
ORIX Corp.	789,301	10,445,193
Starts Corp., Inc.	169,400	3,450,119
Subaru Corp.	249,500	5,527,600
Takeda Pharmaceutical Co., Ltd.	312,028	12,206,318
Total		54,047,731
Netherlands 3.8%
ING Groep NV	657,306	4,273,544
Koninklijke Ahold Delhaize NV	278,173	7,052,777
NXP Semiconductors NV	68,947	6,625,807
Signify NV(a)	240,992	5,189,382
Total		23,141,510
Norway 0.3%
BW LPG Ltd.	554,926	1,853,653
Puerto Rico 0.4%
Popular, Inc.	66,411	2,622,570
Russian Federation 0.6%
Sberbank of Russia PJSC, ADR	337,280	3,846,258
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.8%
Venture Corp., Ltd.	439,700	4,778,259
South Korea 1.6%
Hyundai Home Shopping Network Corp.	63,300	3,433,194
Youngone Corp.	248,671	6,177,573
Total		9,610,767
Spain 3.1%
ACS Actividades de Construccion y Servicios SA	274,292	7,019,150
Endesa SA	386,544	9,233,118
Tecnicas Reunidas SA(a)	193,299	3,039,840
Total		19,292,108
United Kingdom 7.8%
BP PLC, ADR	291,603	6,747,693
BT Group PLC	2,747,874	3,956,177
DCC PLC	60,291	5,057,405
Inchcape PLC	719,100	4,470,770
John Wood Group PLC	997,085	2,394,326
Just Group PLC(a)	4,900,326	3,202,417
Legal & General Group PLC	2,300,673	5,680,207
Royal Dutch Shell PLC, Class A	436,469	6,908,450
Vodafone Group PLC	6,084,835	10,006,507
Total		48,423,952
United States 63.4%
Abbott Laboratories	119,804	11,371,796
AbbVie, Inc.	122,691	11,369,775
Alexion Pharmaceuticals, Inc.(a)	12,774	1,531,603
Allstate Corp. (The)	107,197	10,484,939
Alphabet, Inc., Class C(a)	4,938	7,056,007
Ameren Corp.	148,980	11,133,275
American Electric Power Co., Inc.	149,848	12,774,542
Bank of America Corp.	613,828	14,805,531
Baxter International, Inc.	107,084	9,638,631
BioMarin Pharmaceutical, Inc.(a)	23,126	2,464,075
BlackRock, Inc.	15,895	8,402,733
Broadcom, Inc.	34,517	10,053,767
Chevron Corp.	133,493	12,241,308
Columbia Global Equity Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cigna Corp.	56,401	11,129,045
Cisco Systems, Inc.	308,047	14,730,808
Citigroup, Inc.	200,981	9,629,000
Cummins, Inc.	43,249	7,335,030
Discovery, Inc., Class A(a)	252,904	5,500,662
DTE Energy Co.	47,674	5,128,292
Eli Lilly and Co.	46,768	7,153,166
EOG Resources, Inc.	100,213	5,107,857
Fidelity National Information Services, Inc.	74,770	10,380,319
Home Depot, Inc. (The)	34,928	8,678,909
International Business Machines Corp.	58,275	7,278,548
Johnson & Johnson	132,928	19,773,040
JPMorgan Chase & Co.	190,343	18,522,277
Kimberly-Clark Corp.	55,871	7,902,394
L3 Harris Technologies, Inc.	39,311	7,840,579
Masco Corp.	144,705	6,750,488
MasterCard, Inc., Class A	27,411	8,247,696
Medical Properties Trust, Inc.	290,335	5,249,257
Microsoft Corp.	45,171	8,277,586
Mondelez International, Inc., Class A	206,078	10,740,785
Norfolk Southern Corp.	50,905	9,075,852
Common Stocks (continued)
Issuer	Shares	Value ($)
NortonLifeLock, Inc.	264,178	6,017,975
Philip Morris International, Inc.	168,120	12,333,283
Primo Water Corp.	539,570	6,491,027
ProLogis, Inc.	109,091	9,981,826
Quotient Ltd.(a)	408,074	3,178,896
Stanley Black & Decker, Inc.	54,958	6,894,481
Target Corp.	77,523	9,483,389
T-Mobile U.S.A., Inc.(a)	95,518	9,555,621
Walt Disney Co. (The)	86,874	10,190,320
Total		391,886,390
Total Common Stocks (Cost $594,633,291)		611,976,849

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	3,183,410	3,183,728
Total Money Market Funds (Cost $3,182,484)		3,183,728
Total Investments in Securities (Cost $597,815,775)		615,160,577
Other Assets & Liabilities, Net		2,599,184
Net Assets		$617,759,761

At May 31, 2020, securities and/or cash totaling $157,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,205,000 GBP	6,425,452 USD	Morgan Stanley	07/02/2020	—	(3,609)
372,375,000 JPY	3,515,566 USD	Morgan Stanley	07/02/2020	61,177	—
7,180,293,000 KRW	5,840,828 USD	Morgan Stanley	07/02/2020	16,214	—
4,168,000 SGD	2,948,951 USD	Morgan Stanley	07/02/2020	—	(1,470)
4,085,326 USD	6,362,000 AUD	Morgan Stanley	07/02/2020	155,391	—
1,756,560 USD	2,480,000 CAD	Morgan Stanley	07/02/2020	44,693	—
Total				277,475	(5,079)
2	Columbia Global Equity Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	17,912,887	20,196,818	(34,927,029)	1,052	3,183,728	2,439	13,313	3,183,410
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Equity Value Fund | Quarterly Report 2020	3